Average Annual Total Returns (Invesco Basic Balanced Fund)	12 Months Ended
	May 02, 2011
Return Before Taxes | Class A, Invesco Basic Balanced Fund
Average Annual Total Returns
Column	Class A: Inception (09/28/01)
Label	Return Before Taxes
1 Year	1.82%
5 Years	(0.93%)
Since Inception	2.50%
Inception Date	Sep. 28, 2001
Return Before Taxes | Class B, Invesco Basic Balanced Fund
Average Annual Total Returns
Column	Class B: Inception (09/28/01)
1 Year	1.96%
5 Years	(0.93%)
Since Inception	2.50%
Inception Date	Sep. 28, 2001
Return Before Taxes | Class C, Invesco Basic Balanced Fund
Average Annual Total Returns
Column	Class C: Inception (09/28/01)
1 Year	5.96%
5 Years	(0.56%)
Since Inception	2.40%
Inception Date	Sep. 28, 2001
Return Before Taxes | Class R, Invesco Basic Balanced Fund
Average Annual Total Returns
Column	Class R: Inception (04/30/04)	[1]
1 Year	7.47%
5 Years	(0.06%)
Since Inception	2.90%
Inception Date	Apr. 30, 2004
Return Before Taxes | Class Y, Invesco Basic Balanced Fund
Average Annual Total Returns
Column	Class Y: Inception (10/03/08)	[2]
1 Year	8.00%
5 Years	0.28%
Since Inception	3.18%
Inception Date	Oct. 03, 2008
Return Before Taxes | Class Investor, Invesco Basic Balanced Fund
Average Annual Total Returns
Column	Investor Class: Inception (07/15/05)	[2]
1 Year	7.83%
5 Years	0.19%
Since Inception	3.13%
Inception Date	Jul. 15, 2005
Return After Taxes on Distributions | Class A, Invesco Basic Balanced Fund
Average Annual Total Returns
Column	Class A: Inception (09/28/01)
Label	Return After Taxes on Distributions
1 Year	1.62%
5 Years	(1.49%)
Since Inception	2.02%
Inception Date	Sep. 28, 2001
Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco Basic Balanced Fund
Average Annual Total Returns
Column	Class A: Inception (09/28/01)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	1.41%
5 Years	(1.02%)
Since Inception	1.96%
Inception Date	Sep. 28, 2001
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index: Inception (09/30/01)
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
Since Inception	4.06%
Inception Date	Sep. 30, 2001
Custom Basic Balanced Index
Average Annual Total Returns
Label	Custom Basic Balanced Index: Inception (09/30/01)
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	12.39%
5 Years	3.51%
Since Inception	5.53%
Inception Date	Sep. 30, 2001
Lipper Mixed-Asset Target Allocation Moderate Funds Index
Average Annual Total Returns
Label	Lipper Mixed-Asset Target Allocation Moderate Funds Index: Inception (09/30/01)
1 Year	11.54%
5 Years	3.63%
Since Inception	5.02%
Inception Date	Sep. 30, 2001

[1]	Class R shares performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement.
[2]	Class Y shares and Investor Class shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.